Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	1,894,078	1,786,879
Contructions	718,203	473,975
Machinerys	168,326	44,857
Total	2,780,607	2,305,711